Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments Schedule [Abstract]
Summary of Investments

	2012	2013	2013
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	80,638	78,291	12,933
Unrealized gains	1,511	4,098	677
Unrealized losses	(56,354)	(45,820)	(7,569)

Total at fair value	25,795	36,569	6,041

Equity securities listed in Hong Kong	12,126	19,433	3,210
Equity securities listed in Singapore	13,669	17,136	2,831

Total	25,795	36,569	6,041

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	14,108	13,697	2,263
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	14,108	13,697	2,263
Unrealized gains	—	7,041	1,163
Exchange differences	—	(108)	(18)

Total at fair value	14,108	20,630	3,408